DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Cash and Cash Equivalents (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [Abstract]
Cash and banks	$ 664,910	$ 650,248
UT Cash and banks	471	0
Mutual funds	1,263,969	901,680
Bank account	659,448	3,161
UT Mutual funds	64,005	0
Total	2,652,803	1,555,089	$ 872,537	$ 789,420
Argentine Pesos [Member]
Cash and cash equivalents [Abstract]
Total	1,340,795	921,768
U.S. Dollars [Member]
Cash and cash equivalents [Abstract]
Total	$ 1,312,008	$ 633,321